UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; May 11,2012
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      179

Form 13F Information Table Value Total:    205154



List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE





NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY








Abbott Laboratories
Common
002824100
1361
22200
Sole


Adams Express Co.
Common
006212104
134
12209
Sole


Advent Claymore Conv Sec Incm
Common
007639107
1674
243324
Sole


Aetna Inc.
Common
00817Y108
326
6500
Sole


AFLAC Inc.
Common
001055102
483
10500
Sole


AGIC Equity & Conv. Incm Fd
Common
00119P102
1110
62510
Sole


AGIC Gbl Eq&Conver Incme
Common
00119R108
287
20161
Sole


Air Products & Chemicals
Common
009158106
321
3500
Sole


Alpine Global Premier Prop Fd
Common
02083A103
280
43028
Sole


Alpine Total Dynamic Div.
Common
021060108
479
101100
Sole


Altria Group Inc
Common
02209S103
858
27800
Sole


American Electric Power
Common
025537101
266
6900
Sole


American Express Co.
Common
025816109
891
15400
Sole


Amgen Inc.
Common
031162100
802
11800
Sole


Apache Corporation
Common
037411105
502
5000
Sole


Apple Inc.
Common
037833100
7134
11900
Sole


AT&T Inc.
Common
00206R102
1597
51128
Sole


Bank of America Corp
Common
060505104
957
100000
Sole


BB&T Corp
Common
054937107
251
8000
Sole


Becton Dickinson & Co.
Common
075887109
536
6900
Sole


Biogen Idec Inc.
Common
09062X103
504
4000
Sole


BlackRock Diver. Inc. Strategy
Common
09255W102
609
59273
Sole


Blackrock Ecosolut. Invest Tr
Sh Ben Int
092546100
799
80321
Sole


BlackRock Enh Eqty Div Tr
Sh Ben Int
09251A104
4992
665606
Sole


BlackRock Enhanced Cap & Inc
Common
09256A109
3850
285400
Sole


BlackRock Floating Rate In Tru
Sh Ben Int
091941104
301
21112
Sole


Blackrock Global Opportunities
Common
092501105
913
59478
Sole


Blackrock Intl Growth & Inc Tr
Sh Ben Int
092524107
3881
494360
Sole


BlackRock MuniHldgs Qlty Fd 2
Common
09254C107
218
15600
Sole


Bristol-Myers Squibb Co.
Common
110122108
844
25000
Sole


Capital One Financial Corp.
Common
14040H105
390
7000
Sole


Cardinal Health Inc.
Common
14149Y108
429
9950
Sole


Caterpillar Inc
Common
149123101
884
8300
Sole


CBS Corp. cl B
Common, Cl B
124857202
271
8000
Sole


Chevron Corp
Common
166764100
3028
28232
Sole


Cisco Systems Inc.
Common
17275R102
296
14000
Sole


Clarion Global Real Est Inc
Common
12504G100
848
105448
Sole


Clough Global Allocat. Fd
Common
18913Y103
556
39850
Sole


Clough Global Equity Fund
Common
18914C100
700
53369
Sole


Clough Global Opps. Fund
Common
18914E106
2631
223564
Sole


Coca-Cola Company
Common
191216100
1739
23500
Sole


Cohen & Steers Global Income B
Common
19248M103
936
87497
Sole


Cohen & Steers Quality
Common
19247L106
198
20200
Sole


Comcast cl A
Common, Cl A
20030N101
841
28025
Sole


ConocoPhillips
Common
20825C104
1898
24974
Sole


Costco Wholesale Corp
Common
22160K105
227
2500
Sole


Covidien Ltd
Common
G2554F113
333
6099
Sole


CSX Corporation
Common
126408103
355
16500
Sole


Cummins Inc.
Common
231021106
360
3000
Sole


CVS Caremark Corp.
Common
126650100
781
17430
Sole


Deere & Company
Common
244199105
728
9000
Sole


DIRECTV cl A
Common, Cl A
25490A101
740
15000
Sole


Discover Financial Services
Common
254709108
333
10000
Sole


Dividend and Income Fund Inc
Common
25538A105
80
22036
Sole


Dow 30 Enhanced Prem & Inc
Common
260537105
190
16900
Sole


Dow 30 Prem & Div inc Fd
Common
260582101
323
22800
Sole


Dow Chemical Company
Common
260543103
381
11000
Sole


Duke Energy Corp
Common
26441C105
534
25400
Sole


DuPont de Nemours & Co.
Common
263534109
756
14300
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
3845
347608
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
4538
417128
Sole


Eaton Vance Mun
Common
27827X101
1113
85634
Sole


Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
7551
712998
Sole


Eaton Vance Senior Floating
Common
27828Q105
1440
94474
Sole


Eaton Vance Senior Inc
Common
27826S103
356
49411
Sole


Eaton Vance Tax Adv Bnd & Optn
Common
27829M103
173
10265
Sole


Eaton Vance Tax Div Fund
Common
27828U106
1483
75743
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
7908
829847
Sole


Eaton Vance Tax-Mgd Buy-Wrt Op
Common
27828Y108
4458
344478
Sole


Eaton Vance Tx Mgd Gl By Wr
Common
27829C105
6091
551702
Sole


Eaton Vnce Tx Mgd By Wr Inc F
Common
27828X100
2910
212381
Sole


Emerson Electric Co.
Common
291011104
548
10500
Sole


Estee Lauder Cos Inc
Common
518439104
248
4000
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
8642
969951
Sole


Exelon Corp
Common
30161N101
255
6500
Sole


Exxon Mobil Corporation
Common
30231G102
4678
53936
Sole


Federated Enhanced Trsry In Fd
Common
314162108
1566
106121
Sole


FedEx Corp
Common
31428X106
506
5500
Sole


Fifth Third Bancorp
Common
316773100
225
16000
Sole


First Trust Active Div Inc Fnd
Common
33731L100
593
68113
Sole


First Trust Enhan Eqty Incm Fd
Common
337318109
560
46380
Sole


FirstEnergy Corporation
Common
337932107
228
5000
Sole


Ford Motor Company
Common
345370860
125
10000
Sole


Franklin Resources, Inc.
Common
354613101
310
2500
Sole


Freeport-McMoRan Copper
Common
35671D857
275
7238
Sole


Gabelli Healthcare&Wellness
Common
36246K103
310
37173
Sole


GDL Fund (The)
Common
361570104
426
34679
Sole


General American Investors Co.
Common
368802104
656
22600
Sole


General Dynamics Corp.
Common
369550108
382
5200
Sole


General Electric Co
Common
369604103
1565
78000
Sole


Gilead Sciences Inc.
Common
375558103
659
13500
Sole


Global Income & Currency
Common
378968101
155
11324
Sole


Google Inc
Common
38259P508
1603
2500
Sole


Halliburton Company
Common
406216101
382
11500
Sole


Helios Strategic Income Fund,
Common
42328A203
89
14915
Sole


Home Depot Inc.
Common
437076102
1036
20600
Sole


Honeywell Intl Inc
Common
438516106
549
9000
Sole


IBM Corp
Common
459200101
3359
16100
Sole


India Fund, Inc.
Common
454089103
1260
56519
Sole


ING Gl. Adv. & Prem. Opp. Fd.
Common
44982N109
611
50639
Sole


ING Glb Eq Div & Prm Opp Fd
Common
45684E107
1342
139899
Sole


ING Risk Managed Nat'l Res
Common
449810100
1690
137723
Sole


Intel Corporation
Common
458140100
1701
60500
Sole


International Paper Co.
Common
460146103
221
6300
Sole


Invesco Van Kamp Sr. Incm Tr
Sh Ben Int
46131H107
581
118323
Sole


Invesco Van Kampen Dyn Credit
Common
46132R104
1074
91987
Sole


Japan Smaller Cap Fd Inc
Common
47109U104
1967
250899
Sole


Johnson & Johnson
Common
478160104
594
9000
Sole


JPMorgan Chase & Co
Common
46625H100
2452
53332
Sole


Kohl's Corporation
Common
500255104
250
5000
Sole


Lazard World Div & Incme Fd
Common
521076109
339
27781
Sole


Liberty All Star Equity Fd
Common
530158104
594
120426
Sole


Liberty All Star Growth Fund
Common
529900102
222
50984
Sole


LMP Real Estate Income Fd Inc
Common
50208C108
403
39254
Sole


Lockheed Martin Corp.
Common
539830109
494
5500
Sole


Madison Strtg Sec Prm fd
Common
558268108
354
30012
Sole


Madison/Clay Cov Call & Eqty
Common
556582104
467
56456
Sole


Marathon Oil Corp
Common
565849106
314
9900
Sole


Marsh & McLennan Company Inc
Common
571748102
459
14000
Sole


McDonald's Corp.
Common
580135101
1511
15400
Sole


McKesson Corp
Common
58155Q103
377
4300
Sole


Medco Health Solutions Inc
Common
58405U102
422
6000
Sole


Merck & Co. Inc.
Common
58933Y105
1585
41267
Sole


MetLife, Inc.
Common
59156R108
467
12500
Sole


Microsoft Corporation
Common
594918104
3993
123800
Sole


Morgan Stanley
Common
617446448
403
20500
Sole


MS China A Fund
Common
617468103
3422
174680
Sole


MS Frontier Emerging Mkts Fd
Common
61757P101
118
10373
Sole


MSDW India Invest
Common
61745C105
1083
65387
Sole


Neuberger Berman Real Est Sec
Common
64190A103
927
216652
Sole


Newmont Mining Corp
Common
651639106
359
7000
Sole


NextEra Energy, Inc.
Common
65339F101
366
6000
Sole


Nike Inc cl B
Common, Cl B
654106103
217
2000
Sole


Norfolk Southern Corp
Common
655844108
329
5000
Sole


Northrop Grumman Corp
Common
666807102
275
4500
Sole


Nuveen Build America Bond Fund
Common
67074C103
293
14544
Sole


Nuveen Eq. Premium Opp. Fd.
Common
6706EM102
2330
191295
Sole


Nuveen Eqty Prm & Gwth Fund
Common
6706EW100
530
39731
Sole


Nuveen Equity Prem Advg
Common
6706ET107
1048
86499
Sole


Nuveen Equity Prem Incm Fd
Common
6706ER101
1629
136060
Sole


Nuveen Global Government
Common
67073C104
316
22058
Sole


Nuveen Multi-Currency Short
Common
67090N109
1577
119282
Sole


Nuveen Tax Adv Flt Rte Fd
Common
6706EV102
73
30203
Sole


Occidental Petroleum Corp
Common
674599105
933
9800
Sole


Oracle Corporation
Common
68389X105
1892
64872
Sole


Pfizer Inc.
Common
717081103
373
16462
Sole


Philip Morris Intl
Common
718172109
1808
20400
Sole


Praxair, Inc.
Common
74005P104
516
4500
Sole


Prudential Financial Inc
Common
744320102
285
4500
Sole


Putnam Master Intrmt Incm Trst
Sh Ben Int
746909100
636
123505
Sole


Putnam Prem Inc Tr
Sh Ben Int
746853100
2178
395293
Sole


Raytheon Company
Common
755111507
290
5500
Sole


Royce Value Trust
Common
780910105
200
14400
Sole


Schlumberger Ltd.
Common
806857108
280
4000
Sole


Source Capital Inc.
Common
836144105
477
9000
Sole


Southern Company
Common
842587107
449
10000
Sole


Starbucks Corporation
Common
855244109
296
5300
Sole


Target Corporation
Common
87612E106
717
12300
Sole


Templeton Emrg Mkts Incm Fd
Common
880192109
270
17200
Sole


Thermo Fisher Scientific, Inc.
Common
883556102
282
5000
Sole


Time Warner Cable Inc.
Common
88732J207
323
3966
Sole


Time Warner Inc
Common
887317303
550
14566
Sole


TJX Companies Inc.
Common
872540109
754
19000
Sole


U.S. Bancorp
Common
902973304
916
28901
Sole


Union Pacific Corp.
Common
907818108
914
8500
Sole


United Parcel Service Inc.
Common
911312106
573
7100
Sole


United Technologies Corp
Common
913017109
631
7608
Sole


UnitedHealth Group, Inc.
Common
91324P102
973
16500
Sole


Verizon Communications, Inc.
Common
92343V104
1070
28000
Sole


Viacom Inc cl B
Common, Cl B
92553P201
401
8450
Sole


W. Asset Claymore Infl-link Op
Common
95766R104
2140
167327
Sole


W. Asset/Claymore Infl-linked
Common
95766Q106
1410
110679
Sole


Wal-Mart Stores, Inc.
Common
931142103
3225
52700
Sole


Walt Disney Company
Common
254687106
731
16700
Sole


Wells Fargo & Co
Common
949746101
2656
77800
Sole


Xcel Energy Inc
Common
98389B100
251
9500
Sole


Yum! Brands, Inc.
Common
988498101
819
11500
Sole


Zweig Fund, Inc.
Common
989834106
526
164017
Sole


Zweig Total Return
Common
989837109
2648
827484
Sole